Offerings	Jul. 02, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each class identified above is being registered as may from time to time be offered, reoffered or sold, at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the related registration fees. Pursuant to Rule 457(n) under the Securities Act, where the securities to be offered are guarantees of other securities which are being registered concurrently, no separate fee for the guarantees shall be payable. (2) This registration statement covers an indeterminate number or amount, as applicable, of Class A ordinary shares, preference shares, share purchase contracts and share purchase units of Aon plc, debt securities of Aon plc, debt securities of Aon Global Holdings plc, debt securities of Aon Corporation, debt securities of Aon North America, Inc. and the related guarantees of Aon plc, Aon Global Limited, Aon Global Holdings plc, Aon Corporation and Aon North America, Inc. that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrants or affiliates of the registrants. (3) Debt securities may be issued by Aon plc, Aon Global Holdings plc, Aon Corporation or Aon North America, Inc., or co-issued by any combination of Aon plc, Aon Global Holdings plc, Aon Corporation or Aon North America, Inc. Debt securities issued or co-issued by Aon plc, Aon Global Holdings plc, Aon Corporation or Aon North America, Inc. may be guaranteed by Aon plc, Aon Global Limited, Aon Global Holdings plc, Aon Corporation and/or Aon North America, Inc. to the extent not acting as issuer or co-issuer.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each class identified above is being registered as may from time to time be offered, reoffered or sold, at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the related registration fees. Pursuant to Rule 457(n) under the Securities Act, where the securities to be offered are guarantees of other securities which are being registered concurrently, no separate fee for the guarantees shall be payable. (2) This registration statement covers an indeterminate number or amount, as applicable, of Class A ordinary shares, preference shares, share purchase contracts and share purchase units of Aon plc, debt securities of Aon plc, debt securities of Aon Global Holdings plc, debt securities of Aon Corporation, debt securities of Aon North America, Inc. and the related guarantees of Aon plc, Aon Global Limited, Aon Global Holdings plc, Aon Corporation and Aon North America, Inc. that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrants or affiliates of the registrants. (3) Debt securities may be issued by Aon plc, Aon Global Holdings plc, Aon Corporation or Aon North America, Inc., or co-issued by any combination of Aon plc, Aon Global Holdings plc, Aon Corporation or Aon North America, Inc. Debt securities issued or co-issued by Aon plc, Aon Global Holdings plc, Aon Corporation or Aon North America, Inc. may be guaranteed by Aon plc, Aon Global Limited, Aon Global Holdings plc, Aon Corporation and/or Aon North America, Inc. to the extent not acting as issuer or co-issuer.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares US$0.01 nominal value
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each class identified above is being registered as may from time to time be offered, reoffered or sold, at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the related registration fees. Pursuant to Rule 457(n) under the Securities Act, where the securities to be offered are guarantees of other securities which are being registered concurrently, no separate fee for the guarantees shall be payable. (2) This registration statement covers an indeterminate number or amount, as applicable, of Class A ordinary shares, preference shares, share purchase contracts and share purchase units of Aon plc, debt securities of Aon plc, debt securities of Aon Global Holdings plc, debt securities of Aon Corporation, debt securities of Aon North America, Inc. and the related guarantees of Aon plc, Aon Global Limited, Aon Global Holdings plc, Aon Corporation and Aon North America, Inc. that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrants or affiliates of the registrants. (4) An indeterminate number of Class A ordinary shares of Aon plc are covered by this registration statement. Class A ordinary shares may be issued separately or upon conversion or exchange of either the debt securities or the preference shares, each of which are registered hereby. Class A ordinary shares issued upon conversion of the debt securities or the preference shares will be issued without the payment of additional consideration.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Shares US$0.01 nominal value
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each class identified above is being registered as may from time to time be offered, reoffered or sold, at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the related registration fees. Pursuant to Rule 457(n) under the Securities Act, where the securities to be offered are guarantees of other securities which are being registered concurrently, no separate fee for the guarantees shall be payable. (2) This registration statement covers an indeterminate number or amount, as applicable, of Class A ordinary shares, preference shares, share purchase contracts and share purchase units of Aon plc, debt securities of Aon plc, debt securities of Aon Global Holdings plc, debt securities of Aon Corporation, debt securities of Aon North America, Inc. and the related guarantees of Aon plc, Aon Global Limited, Aon Global Holdings plc, Aon Corporation and Aon North America, Inc. that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrants or affiliates of the registrants. (5) An indeterminate number of preference shares of Aon plc are covered by this registration statement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each class identified above is being registered as may from time to time be offered, reoffered or sold, at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the related registration fees. Pursuant to Rule 457(n) under the Securities Act, where the securities to be offered are guarantees of other securities which are being registered concurrently, no separate fee for the guarantees shall be payable. (2) This registration statement covers an indeterminate number or amount, as applicable, of Class A ordinary shares, preference shares, share purchase contracts and share purchase units of Aon plc, debt securities of Aon plc, debt securities of Aon Global Holdings plc, debt securities of Aon Corporation, debt securities of Aon North America, Inc. and the related guarantees of Aon plc, Aon Global Limited, Aon Global Holdings plc, Aon Corporation and Aon North America, Inc. that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrants or affiliates of the registrants. (6) An indeterminate number of share purchase contracts and share purchase units of Aon plc, each representing the obligation to purchase an indeterminate number of Class A ordinary shares of Aon plc, which are registered hereby, are covered by this registration statement.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Units
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each class identified above is being registered as may from time to time be offered, reoffered or sold, at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the related registration fees. Pursuant to Rule 457(n) under the Securities Act, where the securities to be offered are guarantees of other securities which are being registered concurrently, no separate fee for the guarantees shall be payable. (2) This registration statement covers an indeterminate number or amount, as applicable, of Class A ordinary shares, preference shares, share purchase contracts and share purchase units of Aon plc, debt securities of Aon plc, debt securities of Aon Global Holdings plc, debt securities of Aon Corporation, debt securities of Aon North America, Inc. and the related guarantees of Aon plc, Aon Global Limited, Aon Global Holdings plc, Aon Corporation and Aon North America, Inc. that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrants or affiliates of the registrants. (6) An indeterminate number of share purchase contracts and share purchase units of Aon plc, each representing the obligation to purchase an indeterminate number of Class A ordinary shares of Aon plc, which are registered hereby, are covered by this registration statement.